UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: April 30

Date of reporting period:  January 31, 2016

Item 1. Schedule of Investments.

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.2%
	AUSTRALIA – 3.4%
827,090	CSL Ltd.	$61,610,390

	BERMUDA – 2.1%
1,086,136	Lazard Ltd. - Class A	39,090,035

	CANADA – 5.2%
414,618	Canadian Pacific Railway Ltd.	49,642,213
126,300	Constellation Software, Inc.	45,979,727
		95,621,940
	CHINA – 6.8%
1,419,590	Ctrip.com International Ltd. - ADR*	60,588,101
3,448,100	Tencent Holdings Ltd.	64,778,006
		125,366,107
	DENMARK – 15.1%
1,134,279	Chr Hansen Holding A/S	69,448,615
839,885	Coloplast A/S - Class B	68,953,157
1,530,335	Novo Nordisk A/S - ADR	85,499,816
1,300,448	Novozymes A/S	54,279,688
		278,181,276
	FRANCE – 2.7%
311,298	LVMH Moet Hennessy Louis Vuitton S.E.	50,071,462

	INDIA – 2.1%
634,385	HDFC Bank Ltd. - ADR	38,272,447

	IRELAND – 8.9%
3,203,635	Experian PLC	54,650,781
868,515	ICON PLC*	57,382,786
362,315	Perrigo Co. PLC	52,383,503
		164,417,070
	JAPAN – 8.9%
99,000	Keyence Corp.	46,716,687
1,275,660	Sysmex Corp.	82,143,065
1,763,700	Unicharm Corp.	34,427,233
		163,286,985
	MEXICO – 2.0%
14,463,498	Wal-Mart de Mexico S.A.B. de C.V.	36,346,538

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	NETHERLANDS – 3.1%
576,439	Core Laboratories N.V.	$56,721,598

	RUSSIA – 1.6%
2,207,805	Yandex N.V. - Class A*	29,628,743

	SOUTH AFRICA – 1.1%
2,132,968	Shoprite Holdings Ltd.	19,695,375

	SPAIN – 1.6%
891,530	Industria de Diseno Textil S.A.	29,339,749

	SWITZERLAND – 13.1%
720,308	Chubb Ltd.	81,445,226
1,117,640	Nestle S.A.	82,335,286
27,567	SGS S.A.	53,572,493
71,440	Swatch Group A.G.	24,431,887
		241,784,892
	TAIWAN – 5.5%
4,556,739	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	101,843,117

	UNITED KINGDOM – 10.3%
1,317,291	ARM Holdings PLC - ADR	56,748,896
3,363,395	Compass Group PLC	57,884,134
839,570	Reckitt Benckiser Group PLC	74,672,681
		189,305,711
	UNITED STATES – 2.7%
1,347,266	Sensata Technologies Holding N.V.*	49,444,662

	TOTAL COMMON STOCKS (Cost $1,760,231,256)	1,770,028,097

	SHORT-TERM INVESTMENTS – 4.2%
76,736,967	Fidelity Institutional Money Market Fund, 0.34%[1]	76,736,967

	TOTAL SHORT-TERM INVESTMENTS (Cost $76,736,967)	76,736,967

	TOTAL INVESTMENTS – 100.4% (Cost $1,836,968,223)	1,846,765,064
	Liabilities in Excess of Other Assets – (0.4)%	(7,895,798)

	TOTAL NET ASSETS – 100.0%	$1,838,869,266

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.9%
	ARGENTINA – 3.8%
5,465	MercadoLibre, Inc.	$536,882

	BRAZIL – 7.2%
94,160	Ambev S.A. - ADR	439,727
20,475	BRF S.A. - ADR	248,362
29,900	Raia Drogasil S.A.	310,647
		998,736
	CHINA – 13.4%
4,200	China Biologic Products, Inc.*	538,734
16,855	Ctrip.com International Ltd. - ADR*	719,371
32,345	Tencent Holdings Ltd.	607,652
		1,865,757
	INDIA – 10.1%
31,075	Asian Paints Ltd.	399,981
10,745	Colgate-Palmolive India Ltd.	136,224
8,095	Godrej Consumer Products Ltd.	146,505
9,545	HDFC Bank Ltd. - ADR	575,850
12,510	Hindustan Unilever Ltd.	151,140
		1,409,700
	INDONESIA – 5.6%
2,718,000	Kalbe Farma Tbk P.T.	265,761
1,153,400	Surya Citra Media Tbk P.T.	228,583
616,500	Tower Bersama Infrastructure Tbk P.T.*	284,670
		779,014
	LUXEMBOURG – 0.9%
4,145	Globant S.A.*	126,091

	MEXICO – 11.9%
88,000	Banregio Grupo Financiero S.A.B. de C.V.	413,320
16,815	Grupo Televisa SAB - ADR	445,261
142,300	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	340,181
185,490	Wal-Mart de Mexico S.A.B. de C.V.	466,133
		1,664,895
	PHILIPPINES – 3.7%
127,350	Universal Robina Corp.	517,982

	POLAND – 5.4%
55,920	Eurocash S.A.	757,033

	RUSSIA – 3.4%
35,813	Yandex N.V. - Class A*	480,610

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SINGAPORE – 1.4%
497,500	Silverlake Axis Ltd.	$194,551

	SOUTH AFRICA – 2.9%
19,580	Mr Price Group Ltd.	202,073
22,410	Shoprite Holdings Ltd.	206,929
		409,002
	SOUTH KOREA – 6.0%
860	Amorepacific Corp.	293,132
1,260	Medy-Tox, Inc.	547,201
		840,333
	SWITZERLAND – 2.0%
3,770	Luxoft Holding, Inc.*	283,052

	TAIWAN – 8.2%
22,000	Eclat Textile Co., Ltd.	313,482
37,165	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	830,638
		1,144,120
	TURKEY – 2.4%
29,983	Coca-Cola Icecek A.S.	333,126

	UNITED STATES – 7.6%
3,700	EPAM Systems, Inc.*	277,130
5,645	Kansas City Southern	400,118
5,068	PriceSmart, Inc.	388,006
		1,065,254
	TOTAL COMMON STOCKS (Cost $14,651,683)	13,406,138

	RIGHTS – 0.0%
	TAIWAN – 0.0%
437	Eclat Textile Co., Ltd.*	1,985

	TOTAL RIGHTS (Cost $—)	1,985

	TOTAL SHORT-TERM INVESTMENTS (Cost $596,711)	596,711

	TOTAL INVESTMENTS – 100.2% (Cost $15,248,394)	14,004,834
	Liabilities in Excess of Other Assets – (0.2)%	(25,467)

	TOTAL NET ASSETS – 100.0%	$13,979,367

ADR – American Depository Receipt

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

WCM Focused Global Growth Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 93.7%
	ARGENTINA – 3.1%
13,715	MercadoLibre, Inc.	$1,347,362

	CANADA – 2.0%
16,354	Canadian National Railway Co.	874,775

	CHINA – 10.0%
30,175	Ctrip.com International Ltd. - ADR*	1,287,869
390,000	Techtronic Industries Co., Ltd.	1,479,728
84,425	Tencent Holdings Ltd.	1,586,057
		4,353,654
	DENMARK – 6.6%
27,840	Novo Nordisk A/S - ADR	1,555,421
30,970	Novozymes A/S	1,292,663
		2,848,084
	NETHERLANDS – 2.6%
11,482	Core Laboratories N.V.	1,129,829

	SWITZERLAND – 8.8%
11,444	Chubb Ltd.	1,293,973
18,181	Nestle S.A.	1,339,374
604	SGS S.A.	1,173,787
		3,807,134
	TAIWAN – 3.3%
65,102	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,455,030

	UNITED KINGDOM – 7.4%
24,421	ARM Holdings PLC - ADR	1,052,057
15,130	Reckitt Benckiser Group PLC	1,345,686
338,525	Rotork PLC	828,851
		3,226,594
	UNITED STATES – 49.9%
1,235	Alphabet, Inc. - Class A*	940,267
2,208	Amazon.com, Inc.*	1,296,096
24,215	Amphenol Corp. - Class A	1,200,338
15,555	Brown-Forman Corp. - Class B	1,521,901
12,255	Cooper Cos., Inc.	1,607,243
7,990	Costco Wholesale Corp.	1,207,449
10,950	Crown Castle International Corp. - REIT	943,890
16,720	Express Scripts Holding Co.*	1,201,666
14,435	Facebook, Inc. - Class A*	1,619,751

WCM Focused Global Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
11,656	NIKE, Inc. - Class B	$722,789
9,135	Praxair, Inc.	913,500
19,670	Quintiles Transnational Holdings, Inc.*	1,196,526
13,050	Schlumberger Ltd.	943,123
28,468	Sensata Technologies Holding N.V.*	1,044,776
15,420	Starbucks Corp.	937,073
49,863	TD Ameritrade Holding Corp.	1,375,222
14,530	TripAdvisor, Inc.*	970,023
17,670	Verisk Analytics, Inc.*	1,289,910
11,400	Workday, Inc. - Class A*	718,314
		21,649,857
	TOTAL COMMON STOCKS (Cost $41,562,119)	40,692,319

	SHORT-TERM INVESTMENTS – 6.3%
2,739,580	Fidelity Institutional Money Market Fund, 0.34%[1]	2,739,580

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,739,580)	2,739,580

	TOTAL INVESTMENTS – 100.0% (Cost $44,301,699)	43,431,899
	Liabilities in Excess of Other Assets – 0.0%	(19,605)

	TOTAL NET ASSETS – 100.0%	$43,412,294

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.8%
	ARGENTINA – 1.2%
70	MercadoLibre, Inc.	$6,877

	AUSTRALIA – 7.7%
1,315	Bellamy's Australia Ltd.	12,939
65	Blackmores Ltd.	8,862
285	Domino's Pizza Enterprises Ltd.	12,238
270	REA Group Ltd.	10,249
		44,288
	BELGIUM – 1.7%
190	Melexis N.V.	9,549

	BRAZIL – 2.1%
300	Linx S.A.	3,760
800	Raia Drogasil S.A.	8,312
		12,072
	CANADA – 2.0%
214	Dollarama, Inc.	11,483

	CHINA – 7.5%
105	China Biologic Products, Inc.*	13,468
1,590	Shenzhou International Group Holdings Ltd.	8,526
2,500	Techtronic Industries Co., Ltd.	9,486
6,000	Vitasoy International Holdings Ltd.	11,345
		42,825
	DENMARK – 1.7%
163	Chr Hansen Holding A/S	9,980

	GERMANY – 9.5%
110	KUKA A.G.	8,457
175	Nemetschek A.G.	8,032
50	Sartorius A.G.	12,824
290	Wirecard A.G.	14,666
55	XING A.G.	10,534
		54,513
	IRELAND – 6.5%
1,900	Greencore Group PLC	10,554
165	ICON PLC*	10,902
105	Paddy Power PLC	15,646
		37,102
	ITALY – 2.7%
270	Banca Generali S.p.A.	7,364

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	ITALY (Continued)
200	Brembo S.p.A.	$8,206
		15,570
	JAPAN – 17.2%
300	Calbee, Inc.	12,467
600	COOKPAD, Inc.	7,855
200	Hoshizaki Electric Co., Ltd.	13,986
1,100	Infomart Corp.	11,113
810	MISUMI Group, Inc.	9,906
600	Pigeon Corp.	12,884
100	Ryohin Keikaku Co., Ltd.	21,210
300	Start Today Co., Ltd.	9,555
		98,976
	MALAYSIA – 4.0%
11,000	Karex Bhd	10,855
22,200	My EG Services Bhd	12,269
		23,124
	MEXICO – 1.6%
2,000	Banregio Grupo Financiero S.A.B. de C.V.	9,394

	NETHERLANDS – 1.5%
995	Wessanen	8,447

	SOUTH AFRICA – 1.0%
575	Mr Price Group Ltd.	5,934

	SOUTH KOREA – 3.0%
40	Medy-Tox, Inc.	17,371

	SWEDEN – 5.0%
255	BioGaia A.B. - B Shares	7,650
905	Hexpol A.B.	8,031
415	Vitrolife A.B.	13,073
		28,754
	SWITZERLAND – 5.1%
130	Luxoft Holding, Inc.*	9,760
200	Temenos Group A.G.*	9,721
50	U-Blox A.G.*	10,085
		29,566
	TAIWAN – 3.1%
600	Eclat Textile Co., Ltd.	8,549

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TAIWAN (Continued)
1,000	PChome Online, Inc.	$9,070
		17,619
	UNITED ARAB EMIRATES – 2.1%
890	NMC Health PLC	12,289

	UNITED KINGDOM – 10.1%
1,200	Abcam PLC	11,095
645	Essentra PLC	6,778
665	Halma PLC	7,957
1,590	Just Eat PLC*	8,516
640	Savills PLC	6,906
180	Spirax-Sarco Engineering PLC	7,856
215	Ted Baker PLC	9,218
		58,326
	UNITED STATES – 1.5%
3,300	Samsonite International S.A.	8,554

	TOTAL COMMON STOCKS (Cost $581,235)	562,613

	RIGHTS – 0.0%
	TAIWAN – 0.0%
14	Eclat Textile Co., Ltd.*	63

	TOTAL RIGHTS (Cost $—)	63

	SHORT-TERM INVESTMENTS – 4.0%
23,075	Fidelity Institutional Money Market Fund, 0.34%[1]	23,075

	TOTAL SHORT-TERM INVESTMENTS (Cost $23,075)	23,075

	TOTAL INVESTMENTS – 101.8% (Cost $604,310)	585,751
	Liabilities in Excess of Other Assets – (1.8)%	(10,472)

	TOTAL NET ASSETS – 100.0%	$575,279

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

WCM Funds
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2016 (Unaudited)

Note 1 – Organization
WCM Focused International Growth Fund (the “International Growth Fund”), WCM Focused Emerging Markets Fund (“Emerging Markets Fund”), WCM Focused Global Growth Fund (“Global Growth Fund”) and WCM International Small Cap Growth Fund (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The International Growth Fund’s primary investment objective is to provide long-term capital appreciation.  The Fund offers two classes of shares, Investor Class and Institutional Class. The International Growth Fund commenced investment operations on May 31, 2011 with the Institutional Class shares.  The Investor Class shares commenced operations on August 31, 2011.

The Emerging Markets Fund’s primary investment objective is to provide long-term capital appreciation.  The Fund offers two classes of shares, Investor Class and Institutional Class.  The Emerging Markets Fund commenced investment operations on June 28, 2013.

The Global Growth Fund’s primary investment objective is to provide long-term capital appreciation.  The Fund offers two classes of shares, Investor Class and Institutional Class.  The Global Growth Fund commenced investment operations on June 28, 2013.

The International Small Cap Growth Fund’s primary investment objective is to provide long-term capital appreciation.  The Fund offers one class of shares, Institutional Class.  The International Small Cap Growth Fund commenced investment operations on November 30, 2015.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except the certain expenses, subject to the approval of the Trustees.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

WCM Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2016 (Unaudited)

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that each Fund’s net asset value per share (“NAV”) is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day. If such events occur, the Funds may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined.  Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes
At January 31, 2016, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

WCM Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2016 (Unaudited)

	International Growth Fund	Emerging Markets Fund	Global Growth Fund	International Small Cap Growth Fund
Cost of investments	$1,837,402,573	$15,285,938	$44,301,962	$604,310

Gross unrealized appreciation	$136,690,569	$868,029	$1,078,998	$19,306
Gross unrealized depreciation	(127,328,078)	(2,149,133)	(1,949,061)	(37,865)
Net unrealized appreciation (depreciation) on investments	$9,362,491	$(1,281,104)	$(870,063)	$(18,559)

The differences between cost amounts for financial statement and federal income tax purposes are due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

WCM Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2016 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2016, in valuing the Funds’ assets carried at fair value:

International Growth Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Australia	$-	$61,610,390	$-	$61,610,390
Bermuda	39,090,035	-	-	39,090,035
Canada	95,621,940	-	-	95,621,940
China	60,588,101	64,778,006	-	125,366,107
Denmark	85,499,816	192,681,460	-	278,181,276
France	-	50,071,462	-	50,071,462
India	38,272,447	-	-	38,272,447
Ireland	109,766,289	54,650,781	-	164,417,070
Japan	-	163,286,985	-	163,286,985
Mexico	36,346,538	-	-	36,346,538
Netherlands	56,721,598	-	-	56,721,598
Russia	29,628,743	-	-	29,628,743
South Africa	-	19,695,375	-	19,695,375
Spain	-	29,339,749	-	29,339,749
Switzerland	81,445,226	160,339,666	-	241,784,892
Taiwan	101,843,117	-	-	101,843,117
United Kingdom	56,748,896	132,556,815	-	189,305,711
United States	49,444,662	-	-	49,444,662
Short-Term Investments	76,736,967	-	-	76,736,967
Total Investments	$917,754,375	$929,010,689	$-	$1,846,765,064

Emerging Markets Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Argentina	$536,882	$-	$-	$536,882
Brazil	688,089	310,647	-	998,736
China	1,258,105	607,652	-	1,865,757
India	575,850	833,850	-	1,409,700
Indonesia	-	779,014	-	779,014
Luxembourg	126,091	-	-	126,091
Mexico	1,664,895	-	-	1,664,895
Philippines	-	517,982	-	517,982
Poland	-	757,033	-	757,033
Russia	480,610	-	-	480,610
Singapore	-	194,551	-	194,551
South Africa	-	409,002	-	409,002
South Korea	-	840,333	-	840,333
Switzerland	283,052	-	-	283,052
Taiwan	830,638	313,482	-	1,144,120
Turkey	-	333,126	-	333,126
United States	1,065,254	-	-	1,065,254
Rights	-	1,985	-	1,985
Short-Term Investments	596,711	-	-	596,711
Total Investments	$8,106,177	$5,898,657	$-	$14,004,834

WCM Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2016 (Unaudited)

Global Growth Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Argentina	$1,347,362	$-	$-	$1,347,362
Canada	874,775	-	-	874,775
China	1,287,869	3,065,785	-	4,353,654
Denmark	1,555,421	1,292,663	-	2,848,084
Netherlands	1,129,829	-	-	1,129,829
Switzerland	1,293,973	2,513,161	-	3,807,134
Taiwan	1,455,030	-	-	1,455,030
United Kingdom	1,052,057	2,174,537	-	3,226,594
United States	21,649,857	-	-	21,649,857
Short-Term Investments	2,739,580	-	-	2,739,580
Total Investments	$34,385,753	$9,046,146	$-	$43,431,899

International Small Cap Growth Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Argentina	$6,877	$-	$-	$6,877
Australia	-	44,288	-	44,288
Belgium	-	9,549	-	9,549
Brazil	3,760	8,312	-	12,072
Canada	11,483	-	-	11,483
China	13,468	29,357	-	42,825
Denmark	-	9,980	-	9,980
Germany	12,824	41,689	-	54,513
Ireland	26,548	10,554	-	37,102
Italy	-	15,570		15,570
Japan	-	98,976	-	98,976
Malaysia	-	23,124	-	23,124
Mexico	9,394	-	-	9,394
Netherlands	-	8,447	-	8,447
South Africa	-	5,934	-	5,934
South Korea	-	17,371	-	17,371
Sweden	-	28,754	-	28,754
Switzerland	9,760	19,806	-	29,566
Taiwan	-	17,619	-	17,619
United Arab Emirates	12,289	-	-	12,289
United Kingdom	9,218	49,108	-	58,326
United States	-	8,554	-	8,554
Rights	-	63	-	63
Short-Term Investments	23,075	-	-	23,075
Total Investments	$138,696	$447,055	$-	$585,751

*	The Fund did not hold any Level 3 securities at period end.

WCM Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2016 (Unaudited)

Transfers are recognized at the end of the reporting period. As of January 31, 2016 certain securities in the International Growth Fund, Global Growth Fund and Emerging Markets Fund transferred Levels due to these Funds applying fair value pricing to non-U.S. Securities.

	International Growth Fund	Emerging Markets Fund	Global Growth Fund	International Small Cap Growth Fund
Transfers into Level 1	$-	$-	$-	$-
Transfers out of Level 1	-	(284,670)	-	-
Net transfers in (out) of Level 1	$-	$(284,670)	$-	$-

Transfers into Level 2	$-	$284,670	$-	$-
Transfers out of Level 2	-	-	-	-
Net transfers in (out) of Level 2	$-	$284,670	$-	$-

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	3/31/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	3/31/16

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	3/31/16